Employee Benefit Plans (Notes)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Benefit Plans
Deferred Compensation and Employee Benefit Plans
Deferred Compensation
Deferred Compensation Plans
As of December 31, 2017, certain current and former employees of Caesars, and our subsidiaries and affiliates, have balances under: (1) the Harrah’s Entertainment, Inc. Executive Supplemental Savings Plan (“ESSP”), (2) the Harrah’s Entertainment, Inc. Executive Supplemental Savings Plan II (“ESSP II”), (3) the Park Place Entertainment Corporation Executive Deferred Compensation Plan (“CEDCP”), (4) the Harrah’s Entertainment, Inc. Deferred Compensation Plan (“DCP”), and (5) the Harrah’s Entertainment, Inc. Executive Deferred Compensation Plan (“EDCP”). These plans are deferred compensation plans that allow certain employees an opportunity to save for retirement and other purposes.
Each of the plans is now frozen and is no longer accepting contributions. However, participants may still earn returns on existing plan balances based upon their selected investment alternatives, which are reflected in their deferral accounts.
Plan obligations in respect of all of these plans were included in Caesars’ financial statements as liabilities prior to the deconsolidation of CEOC and subsequent to the Effective Date. Caesars recorded in the accompanying financial statements $40 million in liabilities as of December 31, 2016 representing the estimate of its obligations under the ESSP and ESSP II and for certain former Directors and employees who had employment agreements with Harrah’s Entertainment, Inc., (the predecessor to CEC) and participated in the EDCP. The additional liability in respect of the CEDCP and DCP that Caesars had not recorded as of December 31, 2016 was approximately $32 million, as we determined that this portion of the liability was attributable to CEOC pending the effectiveness of the settlement described below. Following the settlement, total plan obligations recognized by Caesars as of December 31, 2017 was approximately $63 million.
Deferred Compensation Plans Trust Agreement
CEC is a party to a trust agreement (the “Trust Agreement”) structured as a so-called “rabbi trust” arrangement, which holds assets that may be used to satisfy obligations under the deferred compensation plans above. Amounts held pursuant to the Trust Agreement were approximately $65 million and $62 million as of December 31, 2017 and 2016, respectively, and have been reflected as long-term assets on the Balance Sheets.
Settlement Agreement
On September 14, 2016, CEC entered into a settlement agreement with CEOC related to the liabilities and assets associated with the above deferred compensation plans, which was approved by the Bankruptcy Court on October 17, 2016. Pursuant to the settlement agreement, contemporaneously with the Effective Date, CEC assumed all obligations to plan participants under or with respect to all five of the deferred compensation plans. At that time, CEOC and the other Debtors relinquished and released any claim or right that any of them may have had in respect of the assets held under either the Trust Agreement or the additional assets held pursuant to a separate escrow agreement (the “Escrow Agreement”). This settlement transaction was completed as part of the Plan on the Effective Date. See Note 1. Assets held pursuant to the Escrow Agreement were $60 million as of December 31, 2017 and have been reflected as long-term assets on our Balance Sheets.
Savings and Retirement Plan
We maintain a defined contribution savings and retirement plan that allows employees to make pre-tax and after-tax contributions. Under the plan, participating employees may elect to contribute up to 50% of their eligible earnings (subject to Internal Revenue Service (“IRS”) rules and regulations) and are eligible to receive a company match of 50% up to 6% of eligible earnings that the individual elected to contribute with an individual cap of $600. Participating employees become vested in matching contributions on a pro-rata basis over five years of credited service. Beginning January 1, 2018, the company will match 25% up to 6% of earnings that the individual elected to contribute with 0 cap or 50% up to 6% of eligible earnings that the individual elected to contribute with an individual cap of $600, whichever is greater. Beginning January 1, 2019, the match increases to 50% up to 6% of eligible earnings that the individual elected to contribute with no individual cap (subject to further limitations for certain higher-salaried employees). Our contribution expense for this plan was $7 million, $6 million, and $6 million for the years ended December 31, 2017, 2016, and 2015, respectively.
Pension Commitments
We have a defined benefit plan for employees of our London Clubs International subsidiary that provides benefits based on final pensionable salary. The assets of the plan are held in a separate trustee-administered fund, and death-in-service benefits, professional fees, and other expenses are paid by the pension plan. We account for this plan under the immediate recognition method, under which actuarial gains and losses are recognized in operating results in the year in which the gains and losses occur rather than deferring them into Other comprehensive income/(loss) and amortizing them over future periods. Any such amounts are recorded in the fourth quarter of each year, and during the fourth quarter of 2017, we recognized $1 million in losses.
As of December 31, 2017, total plan assets were $212 million with total projected benefit obligations totaling $278 million, resulting in a net pension liability of $66 million which we record within Deferred credits and other liabilities on our Balance Sheets. Our estimated long-term expected return on assets for this plan, which has been frozen, is 4.6% with a 2.5% discount rate.
Multi-employer Pension Plans
The Company contributes to a number of multi-employer defined benefit pension plans under the terms of collective-bargaining agreements that cover its union-represented employees. The risks of participating in these multi-employer plans are different from a single-employer plan in the following respects:

a.	Assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers.

b.	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c.
If the Company chooses to stop participating in some of its multi-employer plans, the Company may be required to pay those plans an amount based on the underfunding of the plan, referred to as a “withdrawal liability.”

Multi-employer Pension Plan Participation

		Pension Protection Act Zone Status (1)			Contributions (In millions)(2)
Pension Fund	EIN/Pension Plan Number	2017	2016	FIP/RP Status(3)	2017	2016	2015	Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement (4)
Southern Nevada Culinary and Bartenders Pension Plan (5)	88-6016617/001	Green	Green	No	$19	$16	$16	No	Various up to July 31, 2018
Pension Plan of the UNITE HERE National Retirement Fund (5)(6)	13-6130178/001	Red	Red	Yes	9	5	6	No	Various up to February 29, 2020
Central Pension Fund of the IUOE & Participating Employers (7)	36-6052390/001	Green	Green	No	5	5	4	No	Various up to August 31, 2018
Local 68 Engineers Union Pension Plan (5)(8)	51-0176618/001	Yellow	Yellow	No	1	—	—	No	April 30, 2020
NJ Carpenters Pension Fund	22-6174423/001	Yellow	Yellow	Yes	—	—	—	No	April 30, 2020
Painters IUPAT	52-6073909/001	Yellow	Yellow	Yes	1	1	1	No	Various up to June 30, 2021
Other Funds					5	6	5
Total Contributions					$40	$33	$32
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(1)
Represents the Pension Protection Act zone status for applicable plan year beginning January 1, except where noted otherwise. The zone status is based on information that the Company received from the plan administrator and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are between 65% and less than 80% funded, and plans in the green zone are at least 80% funded. All plans detailed in the table above utilized extended amortization provisions to calculate zone status.

(2)	Comparability to periods prior to the Effective Date are impacted by the consolidation of CEOC LLC.

(3)	Indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented.

(4)	The terms of the current agreement continue indefinitely until either party provides appropriate notice of intent to terminate the contract.

(5)
Employer provided more than 5% of the total contributions for the plan years ended 2016 and 2015. At the date the financial statements were issued, Forms 5500 were not available for the 2017 plan year ending.

(6)
See discussion of NRF Settlement Agreement in Note 11. The HEREIU Intermediary Plan was established as the result of a spin-off from the Pension Plan of the UNITE HERE National Retirement Fund effective January 1, 2018.  As of January 1, 2018, CEC no longer contributes to the NRF nor has any remaining liability owed to the NRF.

(7)	Plan years begin February 1.

(8)	Plan years begin July 1.

Additionally, following the Effective Date, CEC assumed certain of CEOC’s obligations under the Allocation Agreement related to the Hilton Plan. See Employee Benefit Obligations in Note 11 for further information.